Cash Flow Information - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2012
Additional Cash Flow Elements And Supplemental Cash Flow Information [Abstract]
Acquisition of treasury stock resulting from stock option exercises	$ 279	$ 3,590	$ 2,734